Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

NOTE 24 - ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table summarizes the changes within each classification of accumulated other comprehensive income, net of tax, for the years ended December 31, 2019 and December 31, 2018 and summarizes the significant amounts reclassified out of each component of accumulated other comprehensive income:

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2019 and 2018 (1)

	Unrealized Gains and Losses on Available-for-Sale Securities

	2019	2018
Accumulated other comprehensive loss, beginning of period	$(73)	$(47)
Other comprehensive gain (loss) before reclassifications	101	(26)
Less amount reclassified from accumulated other comprehensive loss (2)	-	-
Net current-period other comprehensive income (loss)	101	(26)
Accumulated other comprehensive income (loss), end of period	$28	$(73)

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)	There were no amounts reclassified out of other comprehensive income for years ended December 31, 2019 and December 31, 2018.